Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Disclosure of Share-based Payment Arrangements [Abstract]
Share-Based Compensation	Share-Based Compensation
Stock Option Plan
We have granted stock options to acquire common stock through our stock option plan. Our stock option activity for the years ended December 31 was as follows:

	2022		2021		2020
	Number of options	Weighted Average Exercise Price $	Number of options	Weighted Average Exercise Price $	Number of options	Weighted Average Exercise Price $
Outstanding, beginning of year	5,334,420	3.53	3,764,055	4.08	2,246,947	5.31
Granted	1,005,000	2.04	1,832,500	2.99	1,817,500	3.19
Forfeited	(62,962)	3.83	(110,612)	6.21	(141,418)	3.84
Expired	(304,940)	10.80	(28,364)	37.63	(25,520)	62.49
Exercised	(8,333)	1.45	(123,159)	1.94	(133,454)	1.81
Outstanding, end of year	5,963,185	2.91	5,334,420	3.53	3,764,055	4.08
Exercisable, end of year	4,420,482	3.01	3,165,679	3.82	2,164,551	4.84
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2022:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.54 - $1.89	1,002,498	1.76	1.39	799,998	1.40
$1.90 - $3.05	1,724,442	3.31	2.34	1,001,738	2.37
$3.06 - $3.29	1,532,500	1.95	3.17	1,532,500	3.17
$3.30 - $3.75	1,393,131	2.87	3.42	775,632	3.43
$3.76 - $27.46	310,614	2.19	7.39	310,614	7.39
	5,963,185	2.54	2.91	4,420,482	3.01
Option grants vest either immediately or annually over periods ranging from one to three years.

We use the Black-Scholes valuation model to estimate fair value. We use historical data to estimate the expected dividend yield and expected volatility of our stock in determining the fair value of the stock options. The risk-free interest rate is based on the Government of Canada benchmark bond yield rates in effect at the time of grant and the expected life of the options represents the estimated length of time the options are expected to remain outstanding.

The estimated fair value of stock options granted during the years ended December 31 were determined using the following weighted average assumptions:

	2022	2021	2020
Risk-free interest rate	3.35%	0.66%	0.34%
Expected life	3.0 years	3.0 years	3.0 years
Expected share price volatility	96.02%	110.45%	110.82%
Expected dividend yield	Nil	Nil	Nil
Weighted average fair value of options	$1.24	$1.99	$2.12
Incentive Share Award Plan
Restricted Share Units
We have granted RSUs to non-employee directors through our incentive share award plan. Grants of RSUs to non-employee directors vest either immediately, on the third anniversary date from the grant date, or when the director ceases to be a member of the board. We have also granted RSUs to certain officers and employees of the Company. Grants of RSUs to certain officers and employees of the Company vest over a three-year period.
Our RSU activity for the years ended December 31 was as follows:

	2022	2021	2020
Outstanding, beginning of year	40,560	134,618	209,657
Granted	—	—	154,923
Released	(40,560)	(94,058)	(229,962)
Outstanding, end of year	—	40,560	134,618
(1) The weighted average fair value of the RSUs granted was nil in 2022 (2021 - nil; 2020 - $2.41).
We have reserved 6,132,791 common shares for issuance relating to our outstanding equity compensation plans. Our share-based compensation expense for the year ended December 31, 2022, was $2,378 (2021 - $3,826; 2020 - $2,559).